Consolidated Statements of Equity - JPY (¥) ¥ in Millions	Total	Common stock	Additional paid-in capital	Legal reserve	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Total Canon Inc. shareholders' equity	Non- controlling interests
Balance at beginning of year at Dec. 31, 2015	¥ 3,184,463	¥ 174,762	¥ 401,358	¥ 65,289	¥ 3,365,158	¥ (29,742)	¥ (1,010,410)	¥ 2,966,415	¥ 218,048
Equity transactions with noncontrolling interests and other	(4,985)		27			258		285	(5,270)
Dividends to Canon Inc. shareholders	(163,810)				(163,810)			(163,810)
Dividends to noncontrolling interests	(4,077)								(4,077)
Acquisition of subsidiaries	1,047								1,047
Transfer to legal reserve				1,269	(1,269)
Comprehensive income:
Net income	161,970				150,650			150,650	11,320
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(107,666)					(101,257)		(101,257)	(6,409)
Net unrealized gains and losses on securities	997					1,196		1,196	(199)
Net gains and losses on derivative instruments	(2,948)					(2,924)		(2,924)	(24)
Pension liability adjustments	(70,355)					(67,412)		(67,412)	(2,943)
Comprehensive income (loss)	(18,002)							(19,747)	1,745
Repurchases and reissuance of treasury stock	(14)				(1)		(13)	(14)
Balance at end of year at Dec. 31, 2016	2,994,622	174,762	401,385	66,558	3,350,728	(199,881)	(1,010,423)	2,783,129	211,493
Equity transactions with noncontrolling interests and other			1					1	(1)
Dividends to Canon Inc. shareholders	(162,887)				(162,887)			(162,887)
Dividends to noncontrolling interests	(4,814)								(4,814)
Acquisition of subsidiaries	60								60
Transfer to legal reserve				321	(321)
Comprehensive income:
Net income	255,860				241,923			241,923	13,937
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	47,090					44,168		44,168	2,922
Net unrealized gains and losses on securities	(9,362)					(9,767)		(9,767)	405
Net gains and losses on derivative instruments	2,588					2,562		2,562	26
Pension liability adjustments	21,207					19,690		19,690	1,517
Comprehensive income (loss)	317,383							298,576	18,807
Repurchases of treasury stock	(50,036)						(50,036)	(50,036)
Reissuance of treasury stock	1,847				(131)		1,978	1,847
Balance at end of year at Dec. 31, 2017	3,096,175	174,762	401,386	66,879	3,429,312	(143,228)	(1,058,481)	2,870,630	225,545
Equity transactions with noncontrolling interests and other	(37,715)		3,003			(4,200)		(1,197)	(36,518)
Dividends to Canon Inc. shareholders	(178,159)				(178,159)			(178,159)
Dividends to noncontrolling interests	(5,558)								(5,558)
Transfer to legal reserve				237	(237)
Comprehensive income:
Net income	266,742				252,755			252,755	13,987
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(93,146)					(89,823)		(89,823)	(3,323)
Net unrealized gains and losses on securities	(141)					(141)		(141)
Net gains and losses on derivative instruments	488					488		488
Pension liability adjustments	(30,570)					(26,824)		(26,824)	(3,746)
Comprehensive income (loss)	143,373							136,455	6,918
Repurchases of treasury stock	(25)						(25)	(25)
Reissuance of treasury stock	4				0		4	4
Balance at end of year at Dec. 31, 2018	3,017,913	¥ 174,762	¥ 404,389	¥ 67,116	3,508,908	(269,071)	¥ (1,058,502)	2,827,602	190,311
Cumulative effects of accounting standard update - adoption of ASU | ASU 2014-09	¥ (182)				(106)			¥ (106)	¥ (76)
Cumulative effects of accounting standard update - adoption of ASU | ASU 2016-01					¥ 5,343	¥ (5,343)